TrueShares Structured Outcome ETFs

TrueShares Structured Outcome (January) ETF (Cboe BZX Exchange, Inc: JANZ)
TrueShares Structured Outcome (February) ETF (Cboe BZX Exchange, Inc: FEBZ)
TrueShares Structured Outcome (March) ETF (Cboe BZX Exchange, Inc: MARZ)
TrueShares Structured Outcome (April) ETF (Cboe BZX Exchange, Inc: APRZ)
TrueShares Structured Outcome (May) ETF (Cboe BZX Exchange, Inc: MAYZ)
TrueShares Structured Outcome (June) ETF (Cboe BZX Exchange, Inc: JUNZ)
TrueShares Structured Outcome (July) ETF (Cboe BZX Exchange, Inc: JULZ)
TrueShares Structured Outcome (August) ETF (Cboe BZX Exchange, Inc: AUGZ)
TrueShares Structured Outcome (September) ETF (Cboe BZX Exchange, Inc: SEPZ)
TrueShares Structured Outcome (October) ETF (Cboe BZX Exchange, Inc: OCTZ)
TrueShares Structured Outcome (November) ETF (Cboe BZX Exchange, Inc: NOVZ)
TrueShares Structured Outcome (December) ETF (Cboe BZX Exchange, Inc: DECZ)

Schedules of Investments
March 31, 2026

TrueShares Structured Outcome (January) ETF

SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

Underlying Security/Expiration Date/ Strike Price/Notional Value	Contracts	Value
PURCHASED OPTIONS - 4.54%
Call Options Purchased - 4.54%
State Street SPDR S&P 500 ETF Trust 12/31/2026, $681.95, $57,555,090	885	$3,222,621
State Street SPDR S&P 500 ETF Trust 12/31/2026, $696.01, $2,601,360	40	116,324
State Street SPDR S&P 500 ETF Trust 12/31/2026, $697.01, $845,442	13	37,161
State Street SPDR S&P 500 ETF Trust 12/31/2026, $680.00, $585,306	9	33,732
State Street SPDR S&P 500 ETF Trust 12/31/2026, $687.00, $585,306	9	30,335
		3,440,173
TOTAL PURCHASED OPTIONS
(Cost $2,979,289)		3,440,173

Description/Maturity Date/Rate	Principal Amount	Value
U.S. TREASURY OBLIGATIONS - 98.88%
Treasury Bills 12/24/2026, 3.49%(a)	$76,979,000	74,978,470

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $75,073,656)		74,978,470

	Shares	Value
MONEY MARKET FUNDS - 1.51%
State Street Institutional US Government Money Market Fund, Administration Class, 3.35% (7-day yield)(b)	1,142,918	1,142,918

TOTAL MONEY MARKET FUNDS
(Cost $1,142,918)		1,142,918

TOTAL INVESTMENTS - 104.93%
(Cost $79,195,863)		$79,561,561

Liabilities in Excess of Other Assets - (4.93)%		(3,736,561)

NET ASSETS - 100.00%		$75,825,000

(a)	Pledged security; a portion or all of the security is pledged as collateral for written options. As of March 31, 2026, the aggregate value of those securities was $19,480,240, representing 25.69% of net assets.
(b)	Rate disclosed is a 7-Day Yield as of March 31, 2026.

Percentages are stated as a percent of net assets.

See Notes to Schedules of Investments.

2

TrueShares Structured Outcome (January) ETF

SCHEDULE OF INVESTMENTS

March 31, 2026 (Continued) (Unaudited)

Put Options Written

Underlying Security	Counterparty	Expiration Date	Strike Price	Contracts	Premiums Received	Notional Value	Value
State Street SPDR S&P 500 ETF Trust	Morgan Stanley	12/31/2026	$611.00	(12)	$27,218	$(780,408)	$(34,570)
State Street SPDR S&P 500 ETF Trust	Morgan Stanley	12/31/2026	613.72	(1,239)	4,479,859	(80,577,126)	(3,658,594)
					$4,507,077	$(81,357,534)	$(3,693,164)

See Notes to Schedules of Investments.

3

TrueShares Structured Outcome (February) ETF

SCHEDULE OF INVESTMENTS

March 31, 2026 (Unaudited)

Underlying Security/Expiration Date/ Strike Price/Notional Value	Contracts	Value
PURCHASED OPTIONS - 4.39%
Call Options Purchased - 4.39%
State Street SPDR S&P 500 ETF Trust 1/29/2027, $692.00, $11,055,780	170	$590,725

TOTAL PURCHASED OPTIONS
(Cost $494,750)		590,725

Description/Maturity Date/Rate	Principal Amount	Value
U.S. TREASURY OBLIGATIONS - 100.86%
Treasury Bills 1/21/2027, 3.52%(a)	$13,962,000	13,562,889

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $13,576,576)		13,562,889

	Shares	Value
MONEY MARKET FUNDS - 0.08%
State Street Institutional US Government Money Market Fund, Administration Class, 3.35% (7-day yield)(b)	10,271	10,271

TOTAL MONEY MARKET FUNDS
(Cost $10,271)		10,271

TOTAL INVESTMENTS - 105.33%
(Cost $14,081,597)		$14,163,885

Liabilities in Excess of Other Assets - (5.33)%		(716,266)

NET ASSETS - 100.00%		$13,447,619

(a)	Pledged security; a portion or all of the security is pledged as collateral for written options. As of March 31, 2026, the aggregate value of those securities was $2,914,245, representing 21.67% of net assets.
(b)	Rate disclosed is a 7-Day Yield as of March 31, 2026.

Percentages are stated as a percent of net assets.

See Notes to Schedules of Investments.

4

TrueShares Structured Outcome (February) ETF

SCHEDULE OF INVESTMENTS

March 31, 2026 (Continued) (Unaudited)

Put Options Written

Underlying Security	Counterparty	Expiration Date	Strike Price	Contracts	Premiums Received	Notional Value	Value
State Street SPDR S&P 500 ETF Trust	Morgan Stanley	1/29/2027	$622.76	(219)	$895,426	$(14,242,446)	$(731,022)
					$895,426	$(14,242,446)	$(731,022)

See Notes to Schedules of Investments.

5

TrueShares Structured Outcome (March) ETF

SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

Underlying Security/Expiration Date/ Strike Price/Notional Value	Contracts	Value
PURCHASED OPTIONS - 5.34%
Call Options Purchased - 5.34%
State Street SPDR S&P 500 ETF Trust 2/26/2027, $658.00, $1,040,544	16	$91,677
State Street SPDR S&P 500 ETF Trust 2/26/2027, $686.01, $13,006,800	200	824,798
		916,475
TOTAL PURCHASED OPTIONS
(Cost $899,888)		916,475

Description/Maturity Date/Rate	Principal Amount	Value
U.S. TREASURY OBLIGATIONS - 99.84%
Treasury Bills 2/18/2027, 3.51%(a)	$17,690,000	17,132,009

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $17,152,495)		17,132,009

	Shares	Value
MONEY MARKET FUNDS - 0.12%
State Street Institutional US Government Money Market Fund, Administration Class, 3.35% (7-day yield)(b)	20,729	20,729

TOTAL MONEY MARKET FUNDS
(Cost $20,729)		20,729

TOTAL INVESTMENTS - 105.30%
(Cost $18,073,112)		$18,069,213

Liabilities in Excess of Other Assets - (5.30)%		(908,874)

NET ASSETS - 100.00%		$17,160,339

(a)	Pledged security; a portion or all of the security is pledged as collateral for written options. As of March 31, 2026, the aggregate value of those securities was $7,263,428, representing 42.33% of net assets.
(b)	Rate disclosed is a 7-Day Yield as of March 31, 2026.

Percentages are stated as a percent of net assets.

See Notes to Schedules of Investments.

6

TrueShares Structured Outcome (March) ETF

SCHEDULE OF INVESTMENTS

March 31, 2026 (Continued) (Unaudited)

Put Options Written

Underlying Security	Counterparty	Expiration Date	Strike Price	Contracts	Premiums Received	Notional Value	Value
State Street SPDR S&P 500 ETF Trust	Morgan Stanley	2/26/2027	$591.00	(22)	$54,411	$(1,430,748)	$(58,416)
State Street SPDR S&P 500 ETF Trust	Morgan Stanley	2/26/2027	617.39	(260)	1,030,823	(16,908,840)	(862,675)
					$1,085,234	$(18,339,588)	$(921,091)

See Notes to Schedules of Investments.

7

TrueShares Structured Outcome (April) ETF

SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

Underlying Security/Expiration Date/ Strike Price/Notional Value	Contracts	Value
PURCHASED OPTIONS - 8.48%
Call Options Purchased - 8.48%
State Street SPDR S&P 500 ETF Trust 3/31/2027, $650.34, $12,620,928	192	$1,271,040

TOTAL PURCHASED OPTIONS
(Cost $1,271,577)		1,271,040

Description/Maturity Date/Rate	Principal Amount	Value
U.S. TREASURY OBLIGATIONS - 86.96%
Treasury Bills 3/18/2027, 3.77%(a)	$13,490,000	13,027,674

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $13,013,812)		13,027,674

	Shares	Value
MONEY MARKET FUNDS - 0.16%
State Street Institutional US Government Money Market Fund, Administration Class, 3.35% (7-day yield)(b)	24,437	24,437

TOTAL MONEY MARKET FUNDS
(Cost $24,437)		24,437

TOTAL INVESTMENTS - 95.60%
(Cost $14,309,826)		$14,323,151

Other Assets in Excess of Liabilities - 4.40%		659,233

NET ASSETS - 100.00%		$14,982,384

(a)	Pledged security; a portion or all of the security is pledged as collateral for written options. As of March 31, 2026, the aggregate value of those securities was $2,461,465, representing 16.43% of net assets.
(b)	Rate disclosed is a 7-Day Yield as of March 31, 2026.

Percentages are stated as a percent of net assets.

See Notes to Schedules of Investments.

8

TrueShares Structured Outcome (April) ETF

SCHEDULE OF INVESTMENTS

March 31, 2026 (Continued) (Unaudited)

Put Options Written

Underlying Security	Counterparty	Expiration Date	Strike Price	Contracts	Premiums Received	Notional Value	Value
State Street SPDR S&P 500 ETF Trust	Morgan Stanley	3/31/2027	$585.31	(256)	$703,540	$(16,853,504)	$(704,256)
					$703,540	$(16,853,504)	$(704,256)

See Notes to Schedules of Investments.

9

TrueShares Structured Outcome (May) ETF

SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

Underlying Security/Expiration Date/ Strike Price/Notional Value	Contracts	Value
PURCHASED OPTIONS - 13.70%
Call Options Purchased - 13.70%
State Street SPDR S&P 500 ETF Trust 4/30/2026, $554.55, $2,861,496	44	$435,197
State Street SPDR S&P 500 ETF Trust 4/30/2026, $696.01, $2,536,326	39	2,579
State Street SPDR S&P 500 ETF Trust 4/30/2026, $554.54, $9,169,794	141	1,394,745
		1,832,521
TOTAL PURCHASED OPTIONS
(Cost $1,380,293)		1,832,521

Description/Maturity Date/Rate	Principal Amount	Value
U.S. TREASURY OBLIGATIONS - 86.33%
Treasury Bills 4/16/2026, 4.15%(a)	$11,566,000	11,548,550

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $11,547,302)		11,548,550

	Shares	Value
MONEY MARKET FUNDS - 0.08%
State Street Institutional US Government Money Market Fund, Administration Class, 3.35% (7-day yield)(b)	10,112	10,112

TOTAL MONEY MARKET FUNDS
(Cost $10,112)		10,112

TOTAL INVESTMENTS - 100.11%
(Cost $12,937,707)		$13,391,183

Liabilities in Excess of Other Assets - (0.11)%		(15,074)

NET ASSETS - 100.00%		$13,376,109

(a)	Pledged security; a portion or all of the security is pledged as collateral for written options. As of March 31, 2026, the aggregate value of those securities was $4,992,500, representing 37.32% of net assets.
(b)	Rate disclosed is a 7-Day Yield as of March 31, 2026.

Percentages are stated as a percent of net assets.

See Notes to Schedules of Investments.

10

TrueShares Structured Outcome (May) ETF

SCHEDULE OF INVESTMENTS

March 31, 2026 (Continued) (Unaudited)

Put Options Written

Underlying Security	Counterparty	Expiration Date	Strike Price	Contracts	Premiums Received	Notional Value	Value
State Street SPDR S&P 500 ETF Trust	Morgan Stanley	4/30/2026	$499.09	(243)	$374,212	$(15,803,262)	$(16,650)
					$374,212	$(15,803,262)	$(16,650)

See Notes to Schedules of Investments.

11

TrueShares Structured Outcome (June) ETF

SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

Underlying Security/Expiration Date/ Strike Price/Notional Value	Contracts	Value
PURCHASED OPTIONS - 9.72%
Call Options Purchased - 9.72%
State Street SPDR S&P 500 ETF Trust 5/29/2026, $696.01, $1,498,082	23	$7,907
State Street SPDR S&P 500 ETF Trust 5/29/2026, $589.39, $10,682,042	163	1,160,280
		1,168,187
TOTAL PURCHASED OPTIONS
(Cost $1,009,508)		1,168,187

Description/Maturity Date/Rate	Principal Amount	Value
U.S. TREASURY OBLIGATIONS - 90.68%
Treasury Bills 5/14/2026, 4.13%(a)	$10,948,000	10,900,502

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $10,896,670)		10,900,502

	Shares	Value
MONEY MARKET FUNDS - 0.09%
State Street Institutional US Government Money Market Fund, Administration Class, 3.35% (7-day yield)(b)	10,538	10,538

TOTAL MONEY MARKET FUNDS
(Cost $10,538)		10,538

TOTAL INVESTMENTS - 100.49%
(Cost $11,916,716)		$12,079,227

Liabilities in Excess of Other Assets - (0.49)%		(58,325)

NET ASSETS - 100.00%		$12,020,902

(a)	Pledged security; a portion or all of the security is pledged as collateral for written options. As of March 31, 2026, the aggregate value of those securities was $2,987,100, representing 24.85% of net assets.
(b)	Rate disclosed is a 7-Day Yield as of March 31, 2026.

Percentages are stated as a percent of net assets.

See Notes to Schedules of Investments.

12

TrueShares Structured Outcome (June) ETF

SCHEDULE OF INVESTMENTS

March 31, 2026 (Continued) (Unaudited)

Put Options Written

Underlying Security	Counterparty	Expiration Date	Strike Price	Contracts	Premiums Received	Notional Value	Value
State Street SPDR S&P 500 ETF Trust	Morgan Stanley	5/29/2026	$530.45	(216)	$362,152	$(14,176,944)	$(52,985)
					$362,152	$(14,176,944)	$(52,985)

See Notes to Schedules of Investments.

13

TrueShares Structured Outcome (July) ETF

SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

Underlying Security/Expiration Date/ Strike Price/Notional Value	Contracts	Value
PURCHASED OPTIONS - 7.79%
Call Options Purchased - 7.79%
State Street SPDR S&P 500 ETF Trust 6/30/2026, $696.01, $1,951,020	30	$20,104
State Street SPDR S&P 500 ETF Trust 6/30/2026, $617.85, $18,469,656	284	1,477,521
State Street SPDR S&P 500 ETF Trust 6/30/2026, $690.00, $390,204	6	5,201
		1,502,826
TOTAL PURCHASED OPTIONS
(Cost $1,542,481)		1,502,826

Description/Maturity Date/Rate	Principal Amount	Value
U.S. TREASURY OBLIGATIONS - 93.17%
Treasury Bills 6/11/2026, 4.13%(a)	$18,095,000	17,966,818

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $17,958,039)		17,966,818

	Shares	Value
MONEY MARKET FUNDS - 0.11%
State Street Institutional US Government Money Market Fund, Administration Class, 3.35% (7-day yield)(b)	20,950	20,950

TOTAL MONEY MARKET FUNDS
(Cost $20,950)		20,950

TOTAL INVESTMENTS - 101.07%
(Cost $19,521,470)		$19,490,594

Liabilities in Excess of Other Assets - (1.07)%		(205,651)

NET ASSETS - 100.00%		$19,284,943

(a)	Pledged security; a portion or all of the security is pledged as collateral for written options. As of March 31, 2026, the aggregate value of those securities was $4,964,580, representing 25.74% of net assets.
(b)	Rate disclosed is a 7-Day Yield as of March 31, 2026.

Percentages are stated as a percent of net assets.

See Notes to Schedules of Investments.

14

TrueShares Structured Outcome (July) ETF

SCHEDULE OF INVESTMENTS

March 31, 2026 (Continued) (Unaudited)

Put Options Written

Underlying Security	Counterparty	Expiration Date	Strike Price	Contracts	Premiums Received	Notional Value	Value
State Street SPDR S&P 500 ETF Trust	Morgan Stanley	6/30/2026	$556.07	(352)	$645,197	$(22,891,968)	$(216,536)
					$645,197	$(22,891,968)	$(216,536)

See Notes to Schedules of Investments.

15

TrueShares Structured Outcome (August) ETF

SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

Underlying Security/Expiration Date/ Strike Price/Notional Value	Contracts	Value
PURCHASED OPTIONS - 5.69%
Call Options Purchased - 5.69%
State Street SPDR S&P 500 ETF Trust 7/31/2026, $632.00, $20,485,710	315	$1,493,144
State Street SPDR S&P 500 ETF Trust 7/31/2026, $632.09, $20,355,642	313	1,481,686
State Street SPDR S&P 500 ETF Trust 7/31/2026, $659.01, $14,827,752	228	676,788
State Street SPDR S&P 500 ETF Trust 7/31/2026, $696.01, $1,560,816	24	26,380
State Street SPDR S&P 500 ETF Trust 7/31/2026, $683.00, $325,170	5	8,269
State Street SPDR S&P 500 ETF Trust 7/31/2026, $694.00, $325,170	5	5,879
		3,692,146
TOTAL PURCHASED OPTIONS
(Cost $3,090,213)		3,692,146

Description/Maturity Date/Rate	Principal Amount	Value
U.S. TREASURY OBLIGATIONS - 61.27%
Treasury Bills 7/9/2026, 4.09%(a)	$40,105,000	39,707,961

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $39,692,216)		39,707,961

	Shares	Value
MONEY MARKET FUNDS - 34.77%(b)
State Street Institutional US Government Money Market Fund, Administration Class, 3.35% (7-day yield)(c)	22,539,081	22,539,081

TOTAL MONEY MARKET FUNDS
(Cost $22,539,081)		22,539,081

TOTAL INVESTMENTS - 101.73%
(Cost $65,321,510)		$65,939,188

Liabilities in Excess of Other Assets - (1.73)%		(1,124,205)

NET ASSETS - 100.00%		$64,814,983
(a)	Pledged security; a portion or all of the security is pledged as collateral for written options. As of March 31, 2026, the aggregate value of those securities was $5,415,223, representing 8.35% of net assets.
(b)	As of March 31, 2026, the Fund's investment in the security represented more than 25% of the Fund's net assets. The Fund's financial condition and the results of operations may be significantly impacted by changes in the performance of the security. The financial statements and other information about the security are available in SEC filings at www.sec.gov.
(c)	Rate disclosed is a 7-Day Yield as of March 31, 2026.

Percentages are stated as a percent of net assets.

See Notes to Schedules of Investments.

16

TrueShares Structured Outcome (August) ETF

SCHEDULE OF INVESTMENTS

March 31, 2026 (Continued) (Unaudited)

Put Options Written

Underlying Security	Counterparty	Expiration Date	Strike Price	Contracts	Premiums Received	Notional Value	Value
State Street SPDR S&P 500 ETF Trust	Morgan Stanley	7/31/2026	$568.00	(422)	$602,703	$(27,444,348)	$(414,889)
State Street SPDR S&P 500 ETF Trust	Morgan Stanley	7/31/2026	568.87	(419)	730,714	(27,249,246)	(416,478)
State Street SPDR S&P 500 ETF Trust	Morgan Stanley	7/31/2026	568.88	(317)	464,311	(20,615,778)	(315,133)
					$1,797,728	$(75,309,372)	$(1,146,500)

See Notes to Schedules of Investments.

17

TrueShares Structured Outcome (September) ETF

SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

Underlying Security/Expiration Date/ Strike Price/Notional Value	Contracts	Value
PURCHASED OPTIONS - 5.75%
Call Options Purchased - 5.75%
State Street SPDR S&P 500 ETF Trust 8/31/2026, $645.07, $89,876,988	1,382	$6,010,539
State Street SPDR S&P 500 ETF Trust 8/31/2026, $684.01, $1,365,714	21	43,409
State Street SPDR S&P 500 ETF Trust 8/31/2026, $696.03, $6,048,162	93	140,535
State Street SPDR S&P 500 ETF Trust 8/31/2026, $688.00, $325,170	5	9,365
		6,203,848
TOTAL PURCHASED OPTIONS
(Cost $5,015,895)		6,203,848

Description/Maturity Date/Rate	Principal Amount	Value
U.S. TREASURY OBLIGATIONS - 96.67%
Treasury Bills 8/6/2026, 3.93%(a)	$105,642,000	104,308,452

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $104,264,634)		104,308,452

	Shares	Value
MONEY MARKET FUNDS - 0.07%
State Street Institutional US Government Money Market Fund, Administration Class, 3.35% (7-day yield)(b)	80,535	80,535

TOTAL MONEY MARKET FUNDS
(Cost $80,535)		80,535

TOTAL INVESTMENTS - 102.49%
(Cost $109,361,064)		$110,592,835

Liabilities in Excess of Other Assets - (2.49)%		(2,685,908)

NET ASSETS - 100.00%		$107,906,927

(a)	Pledged security; a portion or all of the security is pledged as collateral for written options. As of March 31, 2026, the aggregate value of those securities was $49,369,837, representing 45.75% of net assets.
(b)	Rate disclosed is a 7-Day Yield as of March 31, 2026.

Percentages are stated as a percent of net assets.

See Notes to Schedules of Investments.

18

TrueShares Structured Outcome (September) ETF

SCHEDULE OF INVESTMENTS

March 31, 2026 (Continued) (Unaudited)

Put Options Written

Underlying Security	Counterparty	Expiration Date	Strike Price	Contracts	Premiums Received	Notional Value	Value
State Street SPDR S&P 500 ETF Trust	Morgan Stanley	8/31/2026	$580.54	(42)	$59,837	$(2,731,428)	$(58,479)
State Street SPDR S&P 500 ETF Trust	Morgan Stanley	8/31/2026	580.55	(1,841)	3,398,893	(119,727,594)	(2,563,629)
					$3,458,730	$(122,459,022)	$(2,622,108)

See Notes to Schedules of Investments.

19

TrueShares Structured Outcome (October) ETF

SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

Underlying Security/Expiration Date/ Strike Price/Notional Value	Contracts	Value
PURCHASED OPTIONS - 4.21%
Call Options Purchased - 4.21%
State Street SPDR S&P 500 ETF Trust 9/30/2026, $665.00, $650,340	10	$34,534
State Street SPDR S&P 500 ETF Trust 9/30/2026, $666.21, $29,005,164	446	1,508,635
State Street SPDR S&P 500 ETF Trust 9/30/2026, $670.01, $10,340,406	159	502,992
State Street SPDR S&P 500 ETF Trust 9/30/2026, $671.02, $9,950,202	153	475,232
State Street SPDR S&P 500 ETF Trust 9/30/2026, $696.01, $975,510	15	27,444
State Street SPDR S&P 500 ETF Trust 9/30/2026, $679.00, $650,340	10	26,666
State Street SPDR S&P 500 ETF Trust 9/30/2026, $683.00, $325,170	5	12,283
State Street SPDR S&P 500 ETF Trust 9/30/2026, $689.00, $975,510	15	32,337
State Street SPDR S&P 500 ETF Trust 9/30/2026, $697.00, $325,170	5	8,930
		2,629,053
TOTAL PURCHASED OPTIONS
(Cost $2,342,793)		2,629,053

Description/Maturity Date/Rate	Principal Amount	Value
U.S. TREASURY OBLIGATIONS - 99.10%
Treasury Bills 9/3/2026, 3.66%(a)	$62,879,000	61,909,781

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $61,935,629)		61,909,781

	Shares	Value
MONEY MARKET FUNDS - 0.08%
State Street Institutional US Government Money Market Fund, Administration Class, 3.35% (7-day yield)(b)	50,893	50,893

TOTAL MONEY MARKET FUNDS
(Cost $50,893)		50,893

TOTAL INVESTMENTS - 103.39%
(Cost $64,329,315)		$64,589,727

Liabilities in Excess of Other Assets - (3.39)%		(2,120,222)

NET ASSETS - 100.00%		$62,469,505
(a)	Pledged security; a portion or all of the security is pledged as collateral for written options. As of March 31, 2026, the aggregate value of those securities was $14,768,790, representing 23.64% of net assets.
(b)	Rate disclosed is a 7-Day Yield as of March 31, 2026.

Percentages are stated as a percent of net assets.

See Notes to Schedules of Investments.

20

TrueShares Structured Outcome (October) ETF

SCHEDULE OF INVESTMENTS

March 31, 2026 (Continued) (Unaudited)

Put Options Written

Underlying Security	Counterparty	Expiration Date	Strike Price	Contracts	Premiums Received	Notional Value	Value
State Street SPDR S&P 500 ETF Trust	Morgan Stanley	9/30/2026	$597.00	(14)	$26,876	$(910,476)	$(27,157)
State Street SPDR S&P 500 ETF Trust	Morgan Stanley	9/30/2026	599.55	(189)	503,440	(12,291,426)	(376,936)
State Street SPDR S&P 500 ETF Trust	Morgan Stanley	9/30/2026	599.56	(273)	715,453	(17,754,282)	(544,520)
State Street SPDR S&P 500 ETF Trust	Morgan Stanley	9/30/2026	599.57	(579)	1,531,732	(37,654,686)	(1,154,989)
					$2,777,501	$(68,610,870)	$(2,103,602)

See Notes to Schedules of Investments.

21

TrueShares Structured Outcome (November) ETF

SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

Underlying Security/Expiration Date/ Strike Price/Notional Value	Contracts	Value
PURCHASED OPTIONS - 3.73%
Call Options Purchased - 3.73%
State Street SPDR S&P 500 ETF Trust 10/30/2026, $682.09, $13,006,800	200	$586,608
State Street SPDR S&P 500 ETF Trust 10/30/2026, $690.00, $650,340	10	25,247
State Street SPDR S&P 500 ETF Trust 10/30/2026, $693.00, $130,068	2	4,754
State Street SPDR S&P 500 ETF Trust 10/30/2026, $697.00, $715,374	11	24,051
State Street SPDR S&P 500 ETF Trust 10/30/2026, $682.07, $1,560,816	24	70,418
		711,078
TOTAL PURCHASED OPTIONS
(Cost $684,613)		711,078

Description/Maturity Date/Rate	Principal Amount	Value
U.S. TREASURY OBLIGATIONS - 100.31%
Treasury Bills 10/29/2026, 3.71%(a)	$19,562,000	19,153,931

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $19,162,769)		19,153,931

	Shares	Value
MONEY MARKET FUNDS - 0.11%
State Street Institutional US Government Money Market Fund, Administration Class, 3.35% (7-day yield)(b)	20,680	20,680

TOTAL MONEY MARKET FUNDS
(Cost $20,680)		20,680

TOTAL INVESTMENTS - 104.15%
(Cost $19,868,062)		$19,885,689

Liabilities in Excess of Other Assets - (4.15)%		(791,623)

NET ASSETS - 100.00%		$19,094,066

(a)	Pledged security; a portion or all of the security is pledged as collateral for written options. As of March 31, 2026, the aggregate value of those securities was $4,895,700, representing 25.64% of net assets.
(b)	Rate disclosed is a 7-Day Yield as of March 31, 2026.

Percentages are stated as a percent of net assets.

See Notes to Schedules of Investments.

22

TrueShares Structured Outcome (November) ETF

SCHEDULE OF INVESTMENTS

March 31, 2026 (Continued) (Unaudited)

Put Options Written

Underlying Security	Counterparty	Expiration Date	Strike Price	Contracts	Premiums Received	Notional Value	Value
State Street SPDR S&P 500 ETF Trust	Morgan Stanley	10/30/2026	$613.85	(315)	$1,029,904	$(20,485,710)	$(797,706)
					$1,029,904	$(20,485,710)	$(797,706)

See Notes to Schedules of Investments.

23

TrueShares Structured Outcome (December) ETF

SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

Underlying Security/Expiration Date/ Strike Price/Notional Value	Contracts	Value
PURCHASED OPTIONS - 4.31%
Call Options Purchased - 4.31%
State Street SPDR S&P 500 ETF Trust 11/30/2026, $665.00, $975,510	15	$64,774
State Street SPDR S&P 500 ETF Trust 11/30/2026, $683.42, $43,897,950	675	2,213,008
State Street SPDR S&P 500 ETF Trust 11/30/2026, $696.01, $780,408	12	31,595
State Street SPDR S&P 500 ETF Trust 11/30/2026, $667.00, $325,170	5	21,003
State Street SPDR S&P 500 ETF Trust 11/30/2026, $686.00, $650,340	10	31,415
State Street SPDR S&P 500 ETF Trust 11/30/2026, $694.00, $325,170	5	13,660
State Street SPDR S&P 500 ETF Trust 11/30/2026, $683.00, $650,340	10	33,011
State Street SPDR S&P 500 ETF Trust 11/30/2026, $683.40, $1,430,748	22	72,151
		2,480,617
TOTAL PURCHASED OPTIONS
(Cost $2,204,076)		2,480,617

Description/Maturity Date/Rate	Principal Amount	Value
U.S. TREASURY OBLIGATIONS - 100.19%
Treasury Bills 11/27/2026, 3.59%(a)	$59,008,800	57,622,428

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $57,653,385)		57,622,428

TOTAL INVESTMENTS - 104.50%
(Cost $59,857,461)		$60,103,045

Liabilities in Excess of Other Assets - (4.50)%		(2,589,955)

NET ASSETS - 100.00%		$57,513,090

(a)	Pledged security; a portion or all of the security is pledged as collateral for written options. As of March 31, 2026, the aggregate value of those securities was $17,088,750, representing 29.71% of net assets.

Percentages are stated as a percent of net assets.

See Notes to Schedules of Investments.

24

TrueShares Structured Outcome (December) ETF

SCHEDULE OF INVESTMENTS

March 31, 2026 (Continued) (Unaudited)

Put Options Written

Underlying Security	Counterparty	Expiration Date	Strike Price	Contracts	Premiums Received	Notional Value	Value
State Street SPDR S&P 500 ETF Trust	Morgan Stanley	11/30/2026	$597.00	(3)	$6,785	$(195,102)	$(6,984)
State Street SPDR S&P 500 ETF Trust	Morgan Stanley	11/30/2026	600.00	(6)	13,534	(390,204)	(14,378)
State Street SPDR S&P 500 ETF Trust	Morgan Stanley	11/30/2026	614.00	(13)	25,977	(845,442)	(35,601)
State Street SPDR S&P 500 ETF Trust	Morgan Stanley	11/30/2026	615.05	(926)	3,190,723	(60,221,484)	(2,561,168)
					$3,237,019	$(61,652,232)	$(2,618,131)

See Notes to Schedules of Investments.

25

TrueShares Structured Outcome ETFs

NOTES TO SCHEDULES OF INVESTMENTS

March 31, 2026 (Unaudited)

NOTE 1 - ORGANIZATION

Elevation Series Trust (the “Trust”) was organized on March 7, 2022, as a Delaware statutory trust, and is authorized to issue multiple investment series. The Trust is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. These financial statements relate to twelve series of the Trust, TrueShares Structured Outcome (January) ETF (“JANZ”), TrueShares Structured Outcome (February) ETF (“FEBZ”), TrueShares Structured Outcome (March) ETF (“MARZ”), TrueShares Structured Outcome (April) ETF (“APRZ”), TrueShares Structured Outcome (May) ETF (“MAYZ”), TrueShares Structured Outcome (June) ETF (“JUNZ”), TrueShares Structured Outcome (July) ETF (“JULZ”), TrueShares Structured Outcome (August) ETF (“AUGZ”), TrueShares Structured Outcome (September) ETF (“SEPZ”), TrueShares Structured Outcome (October) ETF (“OCTZ”), TrueShares Structured Outcome (November) ETF (“NOVZ”) and TrueShares Structured Outcome (December) ETF (“DECZ”), (each a “Fund” and collectively the “Funds” or “Structured Outcome ETFs”). Each Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its total return investment objective by investing in options that reference the S&P 500® Price Index, employing a “buffer protect” options strategies that uses such options to seek to achieve exposure to the S&P 500® Price Index while mitigating the first 8% to 12% decline in the S&P 500® Price Index over a 12-month period.

Each Fund is a diversified open-end management company registered under the 1940 Act and commenced operations as listed below:

Fund	Diversified/ Non-Diversified	Commencement of Operations
TrueShares Structured Outcome (January) ETF	Diversified	January 4, 2021
TrueShares Structured Outcome (February) ETF	Diversified	February 1, 2021
TrueShares Structured Outcome (March) ETF	Diversified	March 1, 2021
TrueShares Structured Outcome (April) ETF	Diversified	April 1, 2021
TrueShares Structured Outcome (May) ETF	Diversified	May 3, 2021
TrueShares Structured Outcome (June) ETF	Diversified	June 1, 2021
TrueShares Structured Outcome (July) ETF	Diversified	July 1, 2020
TrueShares Structured Outcome (August) ETF	Diversified	August 3, 2020
TrueShares Structured Outcome (September) ETF	Diversified	September 1, 2020
TrueShares Structured Outcome (October) ETF	Diversified	October 1, 2020
TrueShares Structured Outcome (November) ETF	Diversified	November 2, 2020
TrueShares Structured Outcome (December) ETF	Diversified	December 1, 2020

On March 5, 2025, the Board of Trustees of Listed Funds Trust approved a tax-free reorganization wherein all of the assets and liabilities of each Predecessor Fund were acquired by its respective Fund. In connection with this acquisition as of the close of business on August 8, 2025, shares of JANZ, FEBZ, MARZ, APRZ, MAYZ, JUNZ, SEPZ, OCTZ, NOVZ and DECZ were exchanged for an equivalent number of shares of the corresponding Funds. The Funds' net assets, net asset value per share, shares outstanding, net unrealized appreciation/depreciation and the results of operations of the Funds were unchanged from that of the Predecessor Funds as a result of the reorganization and were as listed below. Also in connection with this acquisition as of the close of business on September 9, 2025, shares of JULZ and AUGZ were exchanged for an equivalent number of shares of the Funds, and the Funds' net assets, net asset value per share, shares outstanding, net unrealized appreciation/depreciation and the results of operations of the Funds were unchanged from that of the Predecessor Funds as a result of the reorganization and were as listed below.

Fund	Net assets, as a result of the reorganization	Net asset value per share, as a result of the reorganization	Shares outstanding, as a result of the reorganization	Net unrealized appreciation/ depreciation, as a result of the reorganization
TrueShares Structured Outcome (January) ETF	$28,197,958	$36.62	770,000	$1,269,978
TrueShares Structured Outcome (February) ETF	12,530,425	36.85	340,000	358,582
TrueShares Structured Outcome (March) ETF	19,473,929	33.58	580,000	709,684
TrueShares Structured Outcome (April) ETF	13,893,988	36.56	380,000	1,023,994
TrueShares Structured Outcome (May) ETF	10,345,010	32.33	320,000	853,693
TrueShares Structured Outcome (June) ETF	13,767,396	31.65	435,000	575,325
TrueShares Structured Outcome (July) ETF	36,296,625	45.37	800,000	1,366,326
TrueShares Structured Outcome (August) ETF	24,650,427	42.14	585,000	459,191
TrueShares Structured Outcome (September) ETF	111,261,768	40.83	2,725,000	9,489,081
TrueShares Structured Outcome (October) ETF	17,188,954	41.92	410,000	1,010,876
TrueShares Structured Outcome (November) ETF	20,630,832	42.98	480,000	1,336,388
TrueShares Structured Outcome (December) ETF	61,445,451	39.39	1,560,000	1,058,016

The Predecessor Funds had investment objectives that were, in all material respects, the same as those of the Funds as described above. The Funds are a continuation of the Predecessor Funds, and therefore, the performance and financial history of the Predecessor Funds have been adopted by the Funds and will be used going forward. As a result, the information in these financial statements and notes to the financial statements for the periods prior to the close of business on the dates listed above, reflects that of the Predecessor Funds, which ceased operations as of the date of the reorganization.

26

TrueShares Structured Outcome ETFs

NOTES TO SCHEDULES OF INVESTMENTS
March 31, 2026 (Continued) (Unaudited)

The Funds currently offer an unlimited number of one class of shares, without par value, which are listed and traded on the CBOE BZX Exchange. The Funds issue and redeem shares only in creation units ("Creation Units") which are offered on a continuous basis through Paralel Distributors LLC (the "Distributor"), without a sales load (but subject to transaction fees, if applicable), at the net asset value per share next determined after receipt of an order in proper form pursuant to the terms of the Authorized Participant Agreement, calculated as of the scheduled close of regular trading on the Exchange on any day on which the Exchange is open for business. The Funds do not issue fractional Creation Units. The offerings of the Funds' shares are registered under the Securities Act of 1933, as amended.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their Schedules of Investments. The accompanying Schedules of Investments were prepared in accordance with generally accepted accounting principles in the United States (“GAAP”). This requires management to make estimates and assumptions that affect the reported amounts in the Schedules of Investments. Actual results could differ from those estimates. The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Topic 946 “Financial Services – Investment Companies, including Accounting Standard Update 2013-08.”

Portfolio Valuation – The net asset value per share (“NAV”) of the Funds is determined no less frequently than daily, on each day that the New York Stock Exchange (“NYSE”) is open for trading, as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The NAV is determined by dividing the value of each Fund’s total assets less its liabilities by the number of shares outstanding.

Equity securities, including exchange traded funds, are valued at the last reported official closing or last trading price on the exchange or market on which the security is primarily traded at the time of valuation. Exchange traded funds listed on the NASDAQ Stock Market, Inc. are valued at the NASDAQ official closing price.

U.S. government bonds and notes are valued at the mean of the most recent bid and asked prices on the business day. Options are valued at the mean of the highest bid and lowest ask prices on the principal exchange on which the option trades. If no quotations are available, fair value procedures will be used. Debt obligations with maturities of 60 days or less are valued at amortized cost. Most securities listed on a foreign exchange are valued at the last sale price at the close of the exchange on which the security is primarily traded. In certain countries market maker prices are used since they are the most representative of the daily trading activity. Market maker prices are usually the mean between the bid and ask prices. Certain markets are not closed at the time that the Funds price their portfolio securities. In these situations, snapshot prices are provided by the individual pricing services or other alternate sources at the close of the NYSE as appropriate. Securities not traded on a particular day are valued at the mean between the last reported bid and the asked quotes, or the last sale price when appropriate; otherwise fair value will be determined.

Investments in money market funds, including short-term investments, are generally priced at the ending NAV provided by the service agent of the funds. These securities will be categorized as level 1 securities.

Securities for which market quotations are not readily available, including circumstances under which TrueMark Investments, LLC (the “Adviser”) determines that prices received are unreliable, are valued at fair value according to procedures established and adopted by the Trust’s Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the valuation designee with respect to the fair valuation of each Fund’s portfolio securities, subject to oversight by and periodic reporting to the Board.

The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 – Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

27

TrueShares Structured Outcome ETFs

NOTES TO SCHEDULES OF INVESTMENTS
March 31, 2026 (Continued) (Unaudited)

The following is a summary of the Funds’ investments in the fair value hierarchy as of March 31, 2026:

TrueShares Structured Outcome (January) ETF

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Purchased Options	$–	$3,440,173	$–	$3,440,173
U.S. Treasury Obligations	–	74,978,470	–	74,978,470
Money Market Funds	1,142,918	–	–	1,142,918
Total	$1,142,918	$78,418,643	$–	$79,561,561
Other Financial Instruments(b)
Liabilities
Written Options	$–	$(3,693,164)	$–	$(3,693,164)
Total	$–	$(3,693,164)	$–	$(3,693,164)

TrueShares Structured Outcome (February) ETF

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Purchased Options	$–	$590,725	$–	$590,725
U.S. Treasury Obligations	–	13,562,889	–	13,562,889
Money Market Funds	10,271	–	–	10,271
Total	$10,271	$14,153,614	$–	$14,163,885
Other Financial Instruments(b)
Liabilities
Written Options	$–	$(731,022)	$–	$(731,022)
Total	$–	$(731,022)	$–	$(731,022)

TrueShares Structured Outcome (March) ETF

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Purchased Options	$–	$916,475	$–	$916,475
U.S. Treasury Obligations	–	17,132,009	–	17,132,009
Money Market Funds	20,729	–	–	20,729
Total	$20,729	$18,048,484	$–	$18,069,213
Other Financial Instruments(b)
Liabilities
Written Options	$–	$(921,091)	$–	$(921,091)
Total	$–	$(921,091)	$–	$(921,091)

TrueShares Structured Outcome (April) ETF

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Purchased Options	$–	$1,271,040	$–	$1,271,040
U.S. Treasury Obligations	–	13,027,674	–	13,027,674
Money Market Funds	24,437	–	–	24,437
Total	$24,437	$14,298,714	$–	$14,323,151
Other Financial Instruments(b)
Liabilities
Written Options	$–	$(704,256)	$–	$(704,256)
Total	$–	$(704,256)	$–	$(704,256)

TrueShares Structured Outcome (May) ETF

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Purchased Options	$–	$1,832,521	$–	$1,832,521
U.S. Treasury Obligations	–	11,548,550	–	11,548,550
Money Market Funds	10,112	–	–	10,112
Total	$10,112	$13,381,071	$–	$13,391,183
Other Financial Instruments(b)
Liabilities
Written Options	$–	$(16,650)	$–	$(16,650)
Total	$–	$(16,650)	$–	$(16,650)
28

TrueShares Structured Outcome ETFs

NOTES TO SCHEDULES OF INVESTMENTS
March 31, 2026 (Continued) (Unaudited)

TrueShares Structured Outcome (June) ETF

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Purchased Options	$–	$1,168,187	$–	$1,168,187
U.S. Treasury Obligations	–	10,900,502	–	10,900,502
Money Market Funds	10,538	–	–	10,538
Total	$10,538	$12,068,689	$–	$12,079,227
Other Financial Instruments(b)
Liabilities
Written Options	$–	$(52,985)	$–	$(52,985)
Total	$–	$(52,985)	$–	$(52,985)

TrueShares Structured Outcome (July) ETF

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Purchased Options	$–	$1,502,826	$–	$1,502,826
U.S. Treasury Obligations	–	17,966,818	–	17,966,818
Money Market Funds	20,950	–	–	20,950
Total	$20,950	$19,469,644	$–	$19,490,594
Other Financial Instruments(b)
Liabilities
Written Options	$–	$(216,536)	$–	$(216,536)
Total	$–	$(216,536)	$–	$(216,536)

TrueShares Structured Outcome (August) ETF

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Purchased Options	$–	$3,692,146	$–	$3,692,146
U.S. Treasury Obligations	–	39,707,961	–	39,707,961
Money Market Funds	22,539,081	–	–	22,539,081
Total	$22,539,081	$43,400,107	$–	$65,939,188
Other Financial Instruments(b)
Liabilities
Written Options	$–	$(1,146,500)	$–	$(1,146,500)
Total	$–	$(1,146,500)	$–	$(1,146,500)

TrueShares Structured Outcome (September) ETF

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Purchased Options	$–	$6,203,848	$–	$6,203,848
U.S. Treasury Obligations	–	104,308,452	–	104,308,452
Money Market Funds	80,535	–	–	80,535
Total	$80,535	$110,512,300	$–	$110,592,835
Other Financial Instruments(b)
Liabilities
Written Options	$–	$(2,622,108)	$–	$(2,622,108)
Total	$–	$(2,622,108)	$–	$(2,622,108)

TrueShares Structured Outcome (October) ETF

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Purchased Options	$–	$2,629,053	$–	$2,629,053
U.S. Treasury Obligations	–	61,909,781	–	61,909,781
Money Market Funds	50,893	–	–	50,893
Total	$50,893	$64,538,834	$–	$64,589,727
Other Financial Instruments(b)
Liabilities
Written Options	$–	$(2,103,602)	$–	$(2,103,602)
Total	$–	$(2,103,602)	$–	$(2,103,602)
29

TrueShares Structured Outcome ETFs

NOTES TO SCHEDULES OF INVESTMENTS
March 31, 2026 (Continued) (Unaudited)

TrueShares Structured Outcome (November) ETF

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Purchased Options	$–	$711,078	$–	$711,078
U.S. Treasury Obligations	–	19,153,931	–	19,153,931
Money Market Funds	20,680	–	–	20,680
Total	$20,680	$19,865,009	$–	$19,885,689
Other Financial Instruments(b)
Liabilities
Written Options	$–	$(797,706)	$–	$(797,706)
Total	$–	$(797,706)	$–	$(797,706)

TrueShares Structured Outcome (December) ETF

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Purchased Options	$–	$2,480,617	$–	$2,480,617
U.S. Treasury Obligations	–	57,622,428	–	57,622,428
Total	$–	$60,103,045	$–	$60,103,045
Other Financial Instruments(b)
Liabilities
Written Options	$–	$(2,618,131)	$–	$(2,618,131)
Total	$–	$(2,618,131)	$–	$(2,618,131)

(a)	For detailed descriptions and other security classifications, see the accompanying Schedule of Investments.
(b)	Other financial instruments are derivative instruments reflected in the Schedule of Investments.

Cash and Cash Equivalents – Cash and cash equivalents may include demand deposits and highly liquid investments, typically with original maturities of three months or less. Cash and cash equivalents are carried at cost, which approximates fair value.

Securities Transactions and Investment Income: Securities transactions are recorded as of the trade date.

Option Writing/Purchasing: Each Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option among others, is that a Fund pays a premium whether or not the option is exercised. Additionally, a Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Each Fund is obligated to pay interest to the broker for any debit balance of the margin account relating to options. Each Fund pledges cash or liquid assets as collateral to satisfy the current obligations with respect to written options.

When a Fund writes an option, an amount equal to the premium received by a Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by a Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is recorded as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether a Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by a Fund. Each Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

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